Related Party Balances and Transactions - Schedule of Related Party Balances and Transactions (Details) - CAD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
RelatedPartyTransactionsLineItems [Line Items]
Payables to related parties		$ 1,095	$ 585
Key Management Personnel [Member]
RelatedPartyTransactionsLineItems [Line Items]
Payables to related parties	[1]	971	104
Hunter Dickinson Services Inc. [Member]
RelatedPartyTransactionsLineItems [Line Items]
Payables to related parties	[2]	124	401
RSU liability [Member]
RelatedPartyTransactionsLineItems [Line Items]
Payables to related parties			$ 80

[1]	Transactions and Balances with Key Management Personnel ("KMP")
[2]	Transactions and Balances with other Related Parties